Share-based payments (Details)	6 Months Ended
	Jun. 30, 2022 USD ($) Y $ / shares	Jun. 30, 2021 USD ($) Y $ / shares
Share-based payments with service condition
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date | $	$ 3.30	$ 6.78
Share price at grant date | $ / shares	$ 4.45	$ 8.48
Exercise price | $ / shares	$ 4.45	$ 8.48
Expected volatility	90.00%	95.00%
Expected life | Y	5.87	5.86
Expected dividends | $	$ 0.00	$ 0.00
Risk-free interest rate	2.22%	1.12%
Share-based payments with market condition
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date | $	$ 1.13
Share price at grant date | $ / shares	$ 4.58
Exercise price | $ / shares	$ 4.58
Expected volatility	70.00%
Expected life | Y	2.00
Expected dividends | $	$ 0.00
Risk-free interest rate	2.41%